Income Taxes - Summary of Analysis of Net Deferred Income Tax Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₱ 23,623	₱ 27,697	₱ 30,466
Net deferred income tax assets	23,623	27,697	₱ 30,466
Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	25,870	30,035
Net deferred income tax assets	(2,247)	(2,338)
Costs [Member] | After 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	18,111	25,163
Net deferred income tax assets	(2,078)	(1,992)
Costs [Member] | Less than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	7,759	4,872
Net deferred income tax assets	₱ (169)	₱ (346)